Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepayments to related parties	$ 0	$ 935,160
JURV [Member]
Prepayments to related parties	0	11,178
Xuete [Member]
Prepayments to related parties	0	136,641
Wanshangbao [Member]
Prepayments to related parties	0	54,664
Huoerguosi Guoranfeifan [Member]
Prepayments to related parties	0	39,279
Shenzhen Boruiju [Member]
Prepayments to related parties	0	633,842
Dongguan Artist Network [Member]
Prepayments to related parties	0	22,001
Hangzhou Guanding [Member]
Prepayments to related parties	0	12,204
Guizhou United World [Member]
Prepayments to related parties	0	20,283
Hangzhou Jituji [Member]
Prepayments to related parties	$ 0	$ 5,068